Offsets	Mar. 09, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	MBX Biosciences, Inc.
Form or Filing Type	S-3
File Number	333-291308
Initial Filing Date	Nov. 06, 2025
Fee Offset Claimed	$ 34,525.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 312,751,782.64
Offset Note	The Registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3, File No. 333-291308, filed with the Securities and Exchange Commission on November 6, 2025, and declared effective on December 8, 2025, or the Prior Registration Statement. The Registrant paid an aggregate registration fee of $55,240 in connection with the Prior Registration Statement. The Registrant sold an aggregate of $87,113,833.50 of such securities under the Prior Registration Statement, leaving the balance of $312,886,166.50, or the Unsold Securities, representing $43,209.58 in registration fees, of such Unsold Securities under the Prior Registration Statement. Accordingly, the Registrant hereby applies the remaining balance of $34,525 in unused registration fees to offset the registration fee payable in connection with this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.
Termination / Withdrawal Statement	The Registrant has terminated the Prior Registration Statement that included the unsold securities associated with the claimed offset.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	MBX Biosciences, Inc.
Form or Filing Type	S-3
File Number	333-291308
Filing Date	Nov. 06, 2025
Fee Paid with Fee Offset Source	$ 55,240.00
Offset Note	The Registrant previously registered $400,000,000 of an indeterminate amount of securities to be offered from time to time at prices to be determined at the time of each such offering pursuant to a Registration Statement on Form S-3, File No. 333-291308, filed with the Securities and Exchange Commission on November 6, 2025, and declared effective on December 8, 2025, or the Prior Registration Statement. The Registrant paid an aggregate registration fee of $55,240 in connection with the Prior Registration Statement. The Registrant sold an aggregate of $87,113,833.50 of such securities under the Prior Registration Statement, leaving the balance of $312,886,166.50, or the Unsold Securities, representing $43,209.58 in registration fees, of such Unsold Securities under the Prior Registration Statement. Accordingly, the Registrant hereby applies the remaining balance of $34,525 in unused registration fees to offset the registration fee payable in connection with this Registration Statement. Pursuant to Rule 457(p) under the Securities Act, such unutilized filing fees may be applied to the filing fees payable pursuant to this Registration Statement.